INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Schedule of intangible assets, net

	As of December 31,
	2013	2014
Brand name	28,600	28,600
Franchise agreements	7,700	7,700
Non-compete agreement	400	400
Favorable lease agreements	76,048	79,378
Purchased software	24,835	35,298
Total	137,583	151,376
Less: Accumulated amortization	(35,738)	(46,839)
Total	101,845	104,537

Unfavorable lease
	As of December 31,
	2013	2014
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(2,307)	(2,604)
Unfavorable lease agreements, net	1,617	1,320

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2015	10,570	(289)	10,281
2016	10,076	(209)	9,867
2017	9,723	(130)	9,593
2018	8,619	(130)	8,489
2019	8,099	(130)	7,969
Thereafter	28,850	(432)	28,418
	75,937	(1,320)	74,617